QUARTERLY RESULTS (UNAUDITED) (DETAILS) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
NET SALES	$ 20,655		$ 20,598		$ 22,175		$ 20,739		$ 20,212		$ 20,194		$ 21,744		$ 21,530		$ 84,167		$ 83,680		$ 81,104
OPERATING INCOME	2,633	[1]	3,405		4,492		3,951		3,063		3,299		2,680	[1]	4,250		14,481		13,292		15,495
GROSS MARGIN	47.50%		49.80%		50.90%		50.10%		48.10%		49.30%		50.10%		49.80%		49.60%		49.30%
NET EARNINGS:
NET EARNINGS FROM CONTINUING OPERATIONS	1,882	[1]	2,591		4,076	[2]	2,853		2,213		2,433		1,672	[1]	2,999		11,402		9,317		11,698
Net earnings from discontinued operations	0		0		0		0		1,454	[3]	34		41		58		0		1,587		229
NET EARNINGS ATTRIBUTABLE TO PROCTER & GAMBLE	$ 1,875	[1]	$ 2,566		$ 4,057	[2]	$ 2,814		$ 3,631		$ 2,411		$ 1,690	[1]	$ 3,024		$ 11,312		$ 10,756		$ 11,797
DILUTED NET EARNINGS PER COMMON SHARE:
Earnings from continuing operations	$ 0.64	[4]	$ 0.88	[4]	$ 1.39	[4]	$ 0.96	[4]	$ 0.74	[4]	$ 0.81	[4]	$ 0.56	[4]	$ 1.01	[4]	$ 3.86	[4],[5]	$ 3.12	[4],[5]	$ 3.85	[5]
Earnings from discontinued operations	$ 0.00	[4]	$ 0.00	[4]	$ 0.00	[4]	$ 0.00	[4]	$ 0.50	[4]	$ 0.01	[4]	$ 0.01	[4]	$ 0.02	[4]	$ 0.00	[4],[5]	$ 0.54	[4],[5]	$ 0.08	[5]
Diluted net earnings per common share	$ 0.64	[4]	$ 0.88	[4]	$ 1.39	[4]	$ 0.96	[4]	$ 1.24	[4]	$ 0.82	[4]	$ 0.57	[4]	$ 1.03	[4]	$ 3.86	[4],[5]	$ 3.66	[4],[5]	$ 3.93	[5]

[1]	During the fourth quarter of fiscal year 2013 and the second quarter of fiscal year 2012, the Company recorded goodwill and indefinite-lived intangible assets impairment charges of $308 million and $1.6 billion, respectively. For additional details, see Note 2.
[2]	The Company acquired the balance of its Baby Care and Feminine Care joint venture in Iberia in October 2012 resulting in a non-operating gain of $623.
[3]	The Company divested its snacks business in May 2012. See Note 13 for details of the transaction.
[4]	Diluted net earnings per share is calculated on earnings attributable to Procter & Gamble.
[5]	Basic net earnings per common share and diluted net earnings per common share are calculated on net earnings attributable to Procter & Gamble